Operating Segments	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 5 - Operating Segments

Note 5 - Operating Segments

A. General

1. Information on operating segments:

ICL is a leading global specialty minerals company that operates a unique integrated business model. The Company operates via two segments: the Essential Minerals segment and the Specialty Solutions segment. Following management decision regarding the Company’s structure, as of January 2017, ICL Specialty Fertilizers business line is a part of the Essential Mineral segment.

Essential Minerals Segment – This segment includes three business lines: ICL Potash & Magnesium, ICL Phosphate and, since January 2017, also ICL Specialty Fertilizers (which was previously presented under the Specialty Solutions segment).The comparative data has been restated in order to reflect the change. The segment targets the Agro market and focuses on efficiency, process innovation and operational excellence, in order to improve the competitive position.

ICL Potash & Magnesium – ICL Potash & Magnesium extracts potash from the Dead Sea and mines and produces potash and salt from subterranean mines in Spain and the UK. ICL Potash & Magnesium processes the potash into its types and markets it globally and also carries on other intercompany operations not solely related to the potash activities. ICL Potash & Magnesium also mines and produces Polysulphate™ (mined as polyhalite ore) in a subterranean mine in the UK. The magnesium business produces, markets and sells pure magnesium and magnesium alloys, and also produces dry carnallite and related by-products, including chlorine and sylvinite.

ICL Phosphate – ICL Phosphate mines and processes phosphate rock from open pit mines – three of which are located in the Negev Desert in Israel while the fourth is situated in the Yunnan province in China. In addition, ICL Phosphate produces sulphuric acid, fertilizer-grade (“green”) phosphoric acid and phosphate fertilizers in its facilities in Israel, China and Europe. Furthermore, ICL Phosphate manufactures phosphate‑based food additives for livestock in Turkey. ICL Phosphate markets its products worldwide, mainly in Europe, Brazil, India and China.

ICL Specialty Fertilizers – ICL Specialty Fertilizers produces water soluble specialty fertilizers in the Netherlands and Belgium, liquid fertilizers and soluble fertilizers in Israel and Spain, and controlled‑release fertilizers in the Netherlands and the United States. ICL Specialty Fertilizers markets its products worldwide, mainly in Europe, China, North America and Israel.

Note 5 - Operating Segments (cont’d)

A. General (cont’d)

1. Information on operating segments: (cont'd)

Specialty Solutions Segment – This segment includes three business lines: ICL Industrial Products, ICL Advanced Additives and ICL Food Specialties. The segment targets industrial markets and concentrates on achieving growth through a highly-tailored customer focus, as well as product innovation and commercial excellence.

ICL Industrial Products –ICL Industrial Products produces bromine out of a solution that is created as a by‑product of the KCl production process in Sodom, Israel, as well as bromine‑based compounds. ICL Industrial Products uses most of the bromine it produces for self‑production of bromine compounds at its production sites in Israel, the Netherlands and China. In addition, ICL Industrial Products produces several grades of KCl, salt, magnesium chloride and magnesia products. ICL Industrial Products is also engaged in the production and marketing of phosphorous-based flame retardants and additional phosphorus‑based products.

ICL Advanced Additives – ICL Advanced Additives primarily develops, produces, markets and sells a broad range of acids and specialty phosphates for various applications in a large number of industries, including metal and water treatment, paints and coatings, cleaning materials, oral hygiene, carbonated drinks and asphalt modification. The diverse products and market base support and are consistent with the Company’s strategy of increasing production of downstream products with higher added value. ICL Advanced Additives purifies some of the fertilizer-grade phosphoric acid manufactured by ICL Phosphate and also manufactures thermal phosphoric acid. The purified phosphoric acid and thermal phosphoric acid are used to manufacture downstream products with high added value – phosphate salts and acids – which are used in the various industries mentioned above. Relating to the divestiture of the fire safety and oil additives business, see Note 11.

ICL Food Specialties – ICL Food Specialties is a leader in developing and producing functional food ingredients and phosphate additives, which provide texture and stability solutions for the processed meat, poultry, seafood, dairy, beverage and baked goods markets. In addition, the business line produces milk and whey proteins for the food ingredients industry and provides blended, integrated solutions based on dairy proteins and phosphate additives. The business line operates primary production locations in Germany, the United States, Brazil, China, and Austria, which mainly process phosphates, milk, and spices, and also operates blending facilities in Germany, the UK, the United States, Brazil, Argentina and Australia, enabling the production of "customer specific" solutions that meet the requirements of the local market.

2. Segment capital investments

The capital investments made by the segments, for each of the reporting years, include mainly property, plant and equipment and intangible assets acquired in the ordinary course of business and as part of business combinations.

Note 5 - Operating Segments (cont’d)

A. General (cont’d)

3. Inter–segment transfers and unallocated income (expenses)

Segment revenues, expenses and results include inter-segment transfers, which are priced mainly based on transaction prices in the ordinary course of business – this being based on reports that are regularly reviewed by the chief operating decision maker. These transfers are eliminated as part of consolidation of the financial statements. The segment income is measured based on the operating income, without certain expenses that are not allocated to the operating segments including general and administrative expenses, as it is included in reports that are regularly reviewed by the chief operating decision maker.

Note 5 - Operating Segments (cont’d)

B. Operating segment data

Specialty Solutions Segment	Essential Minerals Segment	Other activities	Eliminations	Consolidated
$ millions

For the year ended December 31, 2017

Sales to external parties	2,588	2,789	41	-	5,418
Inter-segment sales	62	219	2	(283)	-
Total sales	2,650	3,008	43	(283)	5,418

Operating income attributable to the segments	554	359	1		914
General and administrative expenses					(261)
Other expenses not allocated to segments and intercompany eliminations					(24)
Operating income					629

Financing expenses, net					(124)
Income before taxes on income					505

Capital expenditures	80	423	1		504
Capital expenditures not allocated					3
Total capital expenditures					507

Depreciation, amortization and impairment	111	274	3		388
Depreciation ,amortization and impairment not allocated					30
Total depreciation, amortization and impairment					418

Note 5 - Operating Segments (cont'd)

B. Operating segment data (cont'd)

Specialty Solutions Segment	Essential Minerals Segment	Other activities	Eliminations	Consolidated
$ millions

For the year ended December 31, 2016

Sales to external parties	2,493	2,811	59	-	5,363
Inter-segment sales	60	225	-	(285)	-
Total sales	2,553	3,036	59	(285)	5,363

Operating income attributable to the segments	534	398	5		937
General and administrative expenses					(321)
Other expenses not allocated to segments and intercompany eliminations					(619)
Operating loss					(3)

Financing expenses, net					(132)
Share in earnings of equity-accounted investee					18
Loss before taxes on income					(117)

Capital expenditures	95	497	1		593
Capital expenditures not allocated					59
Total capital expenditures					652

Depreciation ,amortization and impairment	106	292	3		401
Depreciation, amortization and impairment not allocated					5
Total depreciation, amortization and impairment					406

Note 5 - Operating Segments (cont’d)

B. Operating segment data (cont'd)

Specialty Solutions Segment	Essential Minerals Segment	Other activities	Eliminations	Consolidated
$ millions

For the year ended December 31, 2015

Sales to external parties	2,319	2,904	182	-	5,405
Inter-segment sales	75	211	3	(289)	-
Total sales	2,394	3,115	185	(289)	5,405

Operating income attributable to the segments	451	885	16		1,352
General and administrative expenses					(350)
Other expenses not allocated to segments and intercompany eliminations					(237)
Operating income					765

Financing expenses, net					(108)
Share in earnings of equity-accounted investee					11
Income before taxes on income					668

Capital expenditures	98	470	2		570
Capital expenditures as a result of business combination	145	445	-		590
Capital expenditures not allocated					110
Total capital expenditures					1,270

Depreciation, amortization and impairment	145	247	37		429
Depreciation, amortization and impairment not allocated					1
Total depreciation, amortization and impairment					430

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location

Following is data regarding the distribution of the Group sales by geographical location of the customer:

2017		2016		2015
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

USA	1,091	20	1,070	20	1,176	22
China	724	13	669	12	550	10
Brazil	594	11	521	10	506	9
Germany	378	7	392	7	421	8
United Kingdom	328	6	306	6	303	6
France	265	5	226	4	295	6
Spain	264	5	258	5	285	5
India	200	4	199	4	206	4
Israel	171	3	237	4	240	4
Italy	121	2	122	2	117	2
All other	1,282	24	1,363	26	1,306	24
Total	5,418	100	5,363	100	5,405	100

Following is data regarding the distribution of the Group's sales by geographical location of the assets:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Israel	2,548	2,470	2,427
Europe	2,119	2,124	2,296
North America	1,045	1,045	1,148
Others	798	774	503
	6,510	6,413	6,374
Intercompany sales	(1,092)	(1,050)	(969)

Total	5,418	5,363	5,405

Note 5 - Operating Segments (cont'd)

C. Information based on geographical location (cont'd)

Following is data regarding the group operating income (loss) by geographical location of the assets from which it was produced:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Israel	475	304	386
North America	154	83	89
South America	20	(2)	21
Europe	(45)	(117)	254
Others	21	(242)	23
Intercompany eliminations	4	(29)	(8)
Total	629	(3)	765

Following is data regarding the non-current assets by geographical location of the assets (*)

For the year ended December 31
2017	2016
$ millions	$ millions

Israel	3,387	3,351
Europe	1,227	1,127
Asia	455	472
North America	321	382
Other	94	158
Total	5,484	5,490

(*) Consist mainly of property, plant and equipment and intangible assets, non-current inventories, lease rights and investments in equity-accounted investees.

Note 5 - Operating Segments (cont'd)

D. Segment Sales by Business lines

2017		2016		2015
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Specialty Solutions Segment
Industrial Products	1,193	22	1,120	21	1,034	19
Advanced Additives	877	16	798	15	781	14
Food Specialties	596	11	659	12	613	11
	2,666	49	2,577	48	2,428	44
Essential Minerals Segment
Potash & Magnesium	1,383	26	1,338	25	1,515	28
Phosphate	1,052	19	1,163	22	1,064	20
Specialty Fertilizers	692	13	661	12	680	13
	3,127	58	3,162	59	3,259	61
Other activities and intercompany sales	(375)	(7)	(376)	(7)	(282)	(5)
Total	5,418	100	5,363	100	5,405	100

E. Information on operating income by Business lines

Set forth below is additional information regarding the operating income attributable to the segments by business line:

For the year ended December 31
2017	2016	2015
$ millions	$ millions	$ millions

Specialty Solutions Segment
Industrial Products	303	286	225
Advanced Additives	201	163	154
Food Specialties	51	84	72
	555	533	451

Essential Minerals Segment
Potash & Magnesium	282	282	637
Phosphate	23	60	187
Specialty Fertilizers	56	55	63
	361	397	887

Other activities and intercompany eliminations	(2)	7	14
Consolidated (business lines)	914	937	1,352